Sep. 21, 2018
ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF

ETFS TRUST

(the “Trust”)

ETFS Bloomberg All Commodity Strategy K-1 Free ETF

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

(each a “Fund” and together the “Funds”)

Supplement dated September 21, 2018 (“Supplement”) to the currently effective

Prospectus and Statement of Additional Information (“SAI”) for the Funds

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI for the Funds and should be read in conjunction with the Prospectus and SAI.

Name Changes of the Trust, Funds, Advisor, and the Funds’ Website

At the meeting of the Board of Trustees of the Trust (the “Board”) held on September 12, 2018, the following changes to the name of the Trust and each Fund were approved effective October 1, 2018:

Current Trust Name	New Trust Name
ETFS Trust	Aberdeen Standard Investments ETFs

Current Fund Name	New Fund Name
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF
ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

The ticker symbol for each Fund will remain the same.

Accordingly, effective October 1, 2018, all references in the Prospectus and SAI for the Funds to the Current Trust Name and Current Fund Names are replaced with the New Trust Name and New Fund Names, respectively.

Effective October 1, 2018, the name of the Funds’ investment advisor is changing from “ETF Securities Advisors LLC” to “Aberdeen Standard Investments ETFs Advisors LLC” and all references thereto are changing accordingly.

Effective on or about October 1, 2018, www.etfsus.com is changing to www.aberdeenstandardetfs.us and all references in the Prospectus and SAI to the Funds’ website are changing accordingly.